Variable Interest Entities - Narrative (Q3) (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	9 Months Ended
	May 31, 2023	Jun. 30, 2023	Sep. 30, 2023
AON Central
Variable Interest Entity [Line Items]
Ownership interest			20.00%
MIBA
Variable Interest Entity [Line Items]
Payments to acquire interest in subsidiary	$ 0.2	$ 0.2
Allocation of income to controlling and noncontrolling interests	56.00%
MIBA | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Allocation of income to controlling and noncontrolling interests		56.00%
Physician Owned | AON Central
Variable Interest Entity [Line Items]
Ownership interest			80.00%